Note 13 - Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Note 13 - Net Loss Per Share Attributable to Common Stockholders

Note 13 - Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of common shares outstanding plus potential common shares. Convertible preferred stock and common warrants are considered potential common shares and are included in the computation of diluted net loss per share using the if-converted method and treasury stock method, respectively, when their effect is dilutive. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Because the Company was in a net loss position for the nine months ended and three months ended September 30, 2025, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been anti-dilutive.

The financial instruments that could potentially dilute basic net loss per share in the future and that have been excluded from the computation of diluted net loss per share (because including them would have had an anti-dilutive effect) were as follows:

	September 30, 2025	September 30, 2024
Convertible preferred stock	74,220,000	47,770,000
Convertible mezzanine equity	70,504,839	—
Common stock warrants	10,237,500	—
Total number of shares	154,962,339	47,170,000

Note 11- Net loss per share attributable to common stockholders

Because the Company was in a net loss position for the years ended December 31, 2024 and 2023, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	For the Years Ended
	December 31, 2024	December 31, 2023
Numerator:
Net Loss to common shareholders	$(9,121,376)	$(7,821,162)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	92,638,720	68,039,666
Net loss per share, basic and diluted	$(0.10)	$(0.11)

The financial instruments that could potentially dilute basic earnings per share in the future and that have been excluded from the computation of diluted net loss per share because including them would have had an antidilutive effect were as follows:

	As of December 31,
	2024	2023
Convertible preferred stock series A and series C	55,770,000	47,170,000
Warrants	8,000,000	—
Total	63,770,000	47,170,000